Expense Example - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Managed Retirement 2010 Fund - Class A
Expense Example:
1 year	$ 642
3 years	786
5 years	942
10 years	1,395
Fidelity Advisor Managed Retirement 2010 Fund - Class I
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	$ 567